Vesper U.S. Large Cap Short-Term Reversal Strategy ETF

Schedule of Investments

May 31, 2020 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK † — 99.6%
Communication Services — 4.1%
Verizon Communications	31,770	$1,822,963

Consumer Discretionary — 4.1%
Dollar General	9,470	1,813,600

Consumer Staples — 7.9%
Costco Wholesale	5,733	1,768,459
Walmart	14,286	1,772,321
		3,540,780
Energy — 3.4%
Marathon Oil	285,822	1,526,289

Financials — 15.9%
Aon, Cl A	8,806	1,734,342
Intercontinental Exchange	18,872	1,835,302
Moody's	6,783	1,813,842
Willis Towers Watson PLC	8,489	1,722,418
		7,105,904
Health Care — 32.2%
Agilent Technologies	20,366	1,795,059
Anthem	6,113	1,797,894
Eli Lilly	12,105	1,851,460
Johnson & Johnson	12,121	1,802,999
Medtronic PLC	18,233	1,797,409
Merck	22,650	1,828,308
Perrigo PLC	31,600	1,730,732
STERIS PLC	10,943	1,815,334
		14,419,195
Industrials — 7.6%
Fortune Brands Home & Security	27,404	1,670,548
IDEX	11,000	1,753,070
		3,423,618
Information Technology — 8.2%
Citrix Systems	12,593	1,865,275
Paycom Software *	6,108	1,815,481
		3,680,756
Materials — 8.0%
Air Products & Chemicals	7,425	1,794,251
Ecolab	8,465	1,799,490
		3,593,741
Utilities — 8.2%
Public Service Enterprise Group	35,266	1,799,977
WEC Energy Group	20,435	1,874,502
		3,674,479
Total Common Stock
(Cost $43,777,498)		44,601,325

Total Investments - 99.6%
(Cost $43,777,498)		$44,601,325

Percentages are based on net assets of $44,764,975.

*	Non-income producing security.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

PLC — Public Limited Company

As of May 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For the period ended May 31, 2020, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

VES-QH-001-0400